T. ROWE PRICE QM U.S. VALUE EQUITY FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 4.8%
AT&T	12,625	368
Verizon Communications	7,163	385
		753
Media 2.1%
AMC Networks, Class A (1)	1,285	31
Comcast, Class A	5,310	183
Discovery, Class C (1)	1,850	32
Interpublic Group	3,430	56
ViacomCBS, Class B	1,382	19
		321
Total Communication Services		1,074
CONSUMER DISCRETIONARY 4.9%
Auto Components 1.3%
Lear	1,181	96
Magna International	3,207	102
		198
Automobiles 0.7%
General Motors	5,510	115
		115
Distributors 0.6%
LKQ (1)	4,240	87
		87
Hotels, Restaurants & Leisure 0.3%
Aramark	320	6
Royal Caribbean Cruises (2)	240	8
Wyndham Destinations	1,574	34
		48
Household Durables 0.5%
PulteGroup	2,730	61

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Whirlpool	125	11
		72
Multiline Retail 1.0%
Kohl's	1,820	27
Macy's (2)	763	4
Target	1,360	126
		157
Specialty Retail 0.5%
Best Buy	1,305	74
		74
Total Consumer Discretionary		751
CONSUMER STAPLES 8.3%
Beverages 0.4%
Coca-Cola European Partners	1,485	56
Molson Coors Beverage, Class B	245	9
		65
Food & Staples Retailing 2.5%
Kroger	2,560	77
Walgreens Boots Alliance	3,340	153
Walmart	1,426	162
		392
Food Products 2.1%
Bunge	1,330	55
Ingredion	1,010	76
JM Smucker	555	62
Tyson Foods, Class A	2,150	124
		317
Household Products 0.8%
Kimberly-Clark	930	119
		119
Tobacco 2.5%
Altria Group	4,235	164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Philip Morris International	3,010	219
		383
Total Consumer Staples		1,276
ENERGY 5.9%

Energy Equipment & Services 0.2%
Halliburton	5,530	38
		38
Oil, Gas & Consumable Fuels 5.7%
Chevron	3,859	280
ConocoPhillips	3,865	119
Devon Energy	4,090	28
Exxon Mobil	4,777	182
HollyFrontier	1,730	43
Marathon Oil	4,490	15
Marathon Petroleum	3,149	74
Murphy Oil (2)	2,160	13
Occidental Petroleum	3,400	39
Valero Energy	1,989	90
		883
Total Energy		921
FINANCIALS 20.6%

Banks 10.7%
Bank of America	15,810	336
Citigroup	5,320	224
Citizens Financial Group	3,115	59
Fifth Third Bancorp	6,738	100
JPMorgan Chase	5,568	501
KeyCorp	5,290	55
PNC Financial Services Group	682	65
Regions Financial	6,455	58
Truist Financial	533	16
Wells Fargo	8,630	248
		1,662

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Capital Markets 3.0%
Ameriprise Financial	628	64
Goldman Sachs Group	784	121
Morgan Stanley	4,722	161
State Street	2,345	125
		471
Consumer Finance 1.3%
Ally Financial	3,388	49
Capital One Financial	1,682	85
Discover Financial Services	1,338	47
Synchrony Financial	730	12
		193
Diversified Financial Services 0.5%
Equitable Holdings	5,290	77
		77
Insurance 5.1%
Aflac	2,670	91
Allstate	1,740	160
American International Group	4,296	104
Everest Re Group	200	38
First American Financial	1,900	81
Lincoln National	1,550	41
MetLife	4,014	123
Prudential Financial	1,500	78
Reinsurance Group of America	775	65
		781
Total Financials		3,184
HEALTH CARE 16.6%

Biotechnology 3.8%
AbbVie	1,542	118
Amgen	574	116
Biogen (1)	455	144
Gilead Sciences	2,886	216
		594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 0.5%
Zimmer Biomet Holdings	775	78
		78
Health Care Providers & Services 5.2%
Anthem	620	141
Cigna	1,017	180
CVS Health	4,031	239
HCA Healthcare	1,340	121
McKesson	845	114
		795
Pharmaceuticals 7.1%
Allergan	390	69
Bristol-Myers Squibb	720	40
Bristol-Myers Squibb, CVR (1)	240	1
Jazz Pharmaceuticals (1)	580	58
Johnson & Johnson	3,625	475
Merck	1,325	102
Pfizer	10,845	354
		1,099
Total Health Care		2,566
INDUSTRIALS & BUSINESS SERVICES 10.1%

Aerospace & Defense 1.1%
Boeing	205	31
Lockheed Martin	170	58
Spirit AeroSystems Holdings, Class A	550	13
Textron	2,820	75
		177
Air Freight & Logistics 0.2%
United Parcel Service, Class B	260	24
		24
Airlines 1.2%
Alaska Air Group	970	28
Delta Air Lines	2,242	64
Southwest Airlines	1,120	40

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
United Airlines Holdings (1)	1,618	51
		183
Building Products 0.3%
Johnson Controls International	1,910	51
		51
Electrical Equipment 1.1%
Eaton	1,493	116
Regal Beloit	861	54
		170
Industrial Conglomerates 1.5%
Carlisle	640	80
General Electric	19,470	155
		235
Machinery 2.3%
Allison Transmission Holdings	2,350	77
Cummins	1,027	139
Parker-Hannifin	540	70
Snap-on	620	67
		353
Professional Services 0.5%
ManpowerGroup	790	42
Nielsen Holdings	3,208	40
		82
Road & Rail 1.4%
CSX	2,540	145
Union Pacific	530	75
		220
Trading Companies & Distributors 0.5%
United Rentals (1)	670	69
		69
Total Industrials & Business Services		1,564

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
INFORMATION TECHNOLOGY 9.9%
Communications Equipment 0.7%
Cisco Systems	2,828	111
		111
IT Services 1.5%
DXC Technology	1,418	18
International Business Machines	1,250	139
Leidos Holdings	780	71
		228
Semiconductors & Semiconductor Equipment 5.6%
Broadcom	370	88
Intel	8,095	438
Lam Research	404	97
Micron Technology (1)	3,235	136
NXP Semiconductors	1,240	103
		862
Software 0.6%
Oracle	1,902	92
		92
Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise	5,011	49
HP	5,890	102
NCR (1)	1,670	30
Seagate Technology	1,260	61
		242
Total Information Technology		1,535
MATERIALS 5.0%
Chemicals 2.6%
Celanese	1,334	98
Dow	2,890	85
Eastman Chemical	1,438	67
Huntsman	4,020	58

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
LyondellBasell Industries, Class A	1,797	89
		397
Containers & Packaging 1.4%
Berry Global Group (1)	1,570	53
International Paper	3,200	99
Westrock	2,260	64
		216
Metals & Mining 1.0%
Reliance Steel & Aluminum	1,090	96
Steel Dynamics	2,770	62
		158
Total Materials		771
REAL ESTATE 3.0%

Equity Real Estate Investment Trusts 3.0%
Apartment Investment & Management, Class A, REIT	2,020	71
Equity Residential, REIT	1,640	101
Gaming and Leisure Properties, REIT	1,300	36
Mid-America Apartment Communities, REIT	1,020	105
Omega Healthcare Investors, REIT	2,390	64
Piedmont Office Realty Trust, Class A, REIT	4,077	72
Service Properties Trust, REIT	2,812	15
Total Real Estate		464
UTILITIES 5.5%

Electric Utilities 5.1%
Edison International	1,374	75
Entergy	949	89
Evergy	2,200	121
Exelon	3,843	141
NRG Energy	3,250	89
Portland General Electric	1,810	87
Southern	3,430	186
		788

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Multi-Utilities 0.4%
CenterPoint Energy	4,210	65
		65
Total Utilities		853
Total Common Stocks (Cost $17,717)		14,959

SHORT-TERM INVESTMENTS 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	691,466	692
Total Short-Term Investments (Cost $692)		692

SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	1,836	18
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		18
Total Securities Lending Collateral (Cost $18)		18

Total Investments in Securities 101.3%
(Cost $18,427)		$15,669
Other Assets Less Liabilities (1.3)%		(207)
Net Assets 100.0%		$15,462

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Seven-day yield
(4)	Affiliated Companies
CVR	Contingent Value Rights
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$254		¤	¤	$692
T. Rowe Price Short-Term
Fund	153		¤	¤	18
$710^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $1 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $710.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. VALUE EQUITY FUND
Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price QM U.S. Value Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the
1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-
related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly
(including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation
Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value.
However, the Valuation Committee may also consider other valuation methods such as market-based

T. ROWE PRICE QM U.S. VALUE EQUITY FUND

valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.